IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Market Risk [line items]
Total VaR (one-day measure)	$ 6.8	$ 5.0
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.5	3.5
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5	1.6
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.4	3.7
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9	1.3
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.9	1.5
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	1.3
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(15.3)	(7.9)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.8	10.4
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.1	7.6
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.0	2.0
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.4	8.4
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3	4.6
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.0	4.7
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4	2.7
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.6	4.0
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.8	2.9
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.9	0.5
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7	1.7
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.6	0.5
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	1.0
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	0.9
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.7	5.3
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.2	4.5
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	1.0
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.1	2.8
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1	1.6
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4	1.8
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7	1.5
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (10.1)	$ (7.9)